Borrowings - Summary of Assets Pledges as Collateral (Detail) ₩ in Millions	Dec. 31, 2020 KRW (₩)
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	₩ 5,247,799
Book value [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	4,928,221
Property, plant and equipment including investment property [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	4,811,751
Property, plant and equipment including investment property [member] | Book value [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	4,424,923
Trade accounts and notes receivables, net [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	373,016
Trade accounts and notes receivables, net [member] | Book value [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	371,326
Inventories [member] | Export-Import Bank of Korea and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	12,650
Inventories [member] | Book value [member] | Export-Import Bank of Korea and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	81,859
Cash and cash equivalents [member] | Shinhan Bank [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	24,758
Cash and cash equivalents [member] | Book value [member] | Shinhan Bank [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	24,489
Financial Instruments [Member] | Kookmin Bank and Others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	25,624
Financial Instruments [Member] | Book value [member] | Kookmin Bank and Others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	₩ 25,624